Capital management - Summary of Regulatory Capital and Capital Ratios (Detail) - CAD ($) $ in Millions	Jan. 31, 2021	Oct. 31, 2020
Capital
CET1 capital	$ 69,555.0	$ 68,082.0
Tier 1 capital	76,733.0	74,005.0
Total capital	86,543.0	84,928.0
Risk-weighted assets (RWA) used in calculation of capital ratios
Credit risk	458,162.0	448,821.0
Market risk	28,449.0	27,374.0
Operational risk	70,908.0	70,047.0
Total RWA	$ 557,519.0	$ 546,242.0
Capital ratios and Leverage ratio
CET1 ratio	12.50%	12.50%
Tier 1 capital ratio	13.80%	13.50%
Total capital ratio	15.50%	15.50%
Leverage ratio	4.80%	4.80%
Leverage ratio exposure (billions)	$ 1,585.3	$ 1,552.9